Inventories (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Inventories
Finished goods	$ 36,755	$ 30,456
Work in progress	28,766	33,202
Raw materials	66,706	107,947
Total	$ 132,227	$ 171,605